Offerings	Nov. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Amount Registered | shares	935,929,488
Proposed Maximum Offering Price per Unit	78.00
Maximum Aggregate Offering Price	$ 73,002,500,064.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,351,217.51
Offering Note	Includes an additional 123,750,000 shares of our Class A common stock that the underwriters have the option to purchase. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Amount Registered | shares	12,820,512
Proposed Maximum Offering Price per Unit	78.00
Maximum Aggregate Offering Price	$ 999,999,936.00
Amount of Registration Fee	$ 86,999.99
Offering Note	We previously paid a registration fee of $87,000 in connection with the initial filing of this registration statement on October 26, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. The maximum aggregate offering price was originally registered under Rule 457(o) and is now converted to Rule 457(a).